Long Term Debt, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt, Net

Long-term debt, net and notes payable to founder consists of the following:

	September 30, 2017	December 31, 2016
	(in thousands)
Senior secured revolving credit facility	$75,065	$40,622
7.875% senior unsecured notes due 2024	500,000	500,000
Unamortized deferred financing costs	(9,818)	(10,717)

Total long-term debt, net	$565,247	$529,905

Notes payable to founder	$27,861	$26,957

Long-term debt, net consists of the following:

	December 31, 2016	December 31, 2015
	(in thousands)
Senior secured revolving credit facility	$40,622	$152,000
Senior secured term loan	—	125,000
9.625% senior unsecured notes due 2018	—	448,598
7.875% senior unsecured notes due 2024	500,000	—
Unamortized deferred financing costs	(10,717)	(7,823)

Total long-term debt, net	$529,905	$717,775

Notes payable to founder	$26,957	$25,748

Summary Of Future Maturities Of Long-Term Debt

Future maturities of long-term debt, including the notes payable to our founder and excluding unamortized deferred financing costs, at December 31, 2016 are as follows (in thousands):

Year ending December 31,
2017	$—
2018	—
2019	—
2020	40,622
2021	26,957
Thereafter	500,000

$567,579